Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2016-2019) (Detail) - Plan 2016-19 [member] $ in Millions	12 Months Ended
	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 $ / shares	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the fiscal year	183,080		393,972		682,307
Settled	(180,478)		(189,303)		(228,981)
Expired	(2,602)		(21,589)		(59,354)
Amount at end of fiscal year			183,080		393,972
Expense recognized during the fiscal year | $	$ 21		$ 54		$ 59
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 16.99		$ 16.99		$ 16.99